Cover	Oct. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-42988
Entity Registrant Name	NEW AMERICA ACQUISITION I CORP.
Entity Central Index Key	0002074878
Entity Tax Identification Number	39-2431245
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	725 Fifth Ave
Entity Address, Address Line Two	22nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(917)
Local Phone Number	576-6828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock Par Value 0. 0001 Per Share And Onehalf Of One Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	NWAXU
Security Exchange Name	NYSE
Class Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NWAX
Security Exchange Name	NYSE
Warrants Included As Part Of Units Each Whole Warrant Exercisable To Purchase One Share Of Class Common Stock At Exercise Price Of 11. 50 [Member]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable to purchase one share of Class A common stock
Trading Symbol	NWAXW
Security Exchange Name	NYSE